UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22447

EQUINOX FUNDS TRUST
(Exact name of registrant as specified in charter)

47 Hulfish Street, Suite 510
Princeton, New Jersey 08542
(Address of principal executive offices) (Zip code)

Javier Jimenez
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(609) 430-0404
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)

U.S. TREASURY NOTES - 83.4%
Principal		Coupon Rate	Maturity Date	Value
$2,750,000	(a)	1.500%	02/28/2019	$2,746,108
24,000,000		1.500%	03/31/2019	23,946,390
14,750,000	(a)	1.625%	07/31/2019	14,671,929
7,000,000		1.500%	10/31/2019	6,936,152
14,750,000	(a)	1.250%	01/31/2020	14,538,257
12,000,000		1.500%	04/15/2020	11,841,562
2,750,000	(a)	2.000%	07/31/2020	2,727,871
	Total U.S. Treasury Notes
	(Cost $77,466,605)			77,408,269

SHORT-TERM INVESTMENTS - 3.9%
Number of Shares	Description		Value
3,633,454	U.S. Bank Money Market Deposit Account		3,633,454
	Total Short-Term Investments
	(Cost $3,633,454)		3,633,454

	Total Investments - 87.3%
	(Cost $81,100,059) (b)		81,041,723

	Other Assets in Excess of Liabilities - 12.7%		11,768,734

	TOTAL NET ASSETS - 100.0%		$92,810,457

(a) A portion of this security is held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,100,059 and differs from market value by net unrealized depreciation of securities as follows:
		Unrealized Appreciation:	$11,704
		Unrealized Depreciation:	(70,040)
		Net Unrealized Depreciation:	$(58,336)

FORWARD CURRENCY CONTRACTS (b)

Settlement Date	Currency to be purchased	Amount to be purchased	USD Value December 31, 2018	Currency to be sold	Amount to be sold	USD Value December 31, 2018	Unrealized Appreciation/ (Depreciation)
3/20/19	AUD	32,800,000	$ 23,133,876	USD	23,378,578	$ 23,378,578	$ (244,702)
3/20/19	BRL	14,600,000	3,744,892	USD	3,738,039	3,738,039	6,853
3/20/19	CAD	24,950,000	18,309,425	USD	18,499,260	18,499,260	(189,835)
3/20/19	CHF	10,050,000	10,301,596	USD	10,248,594	10,248,594	53,002
3/20/19	CLP	2,570,000,000	3,706,239	USD	3,755,018	3,755,018	(48,779)
3/20/19	CNH	4,400,000	640,490	USD	639,228	639,228	1,262
3/20/19	COP	2,520,000,000	773,044	USD	789,885	789,885	(16,841)
3/20/19	CZK	161,600,000	7,211,108	USD	7,152,946	7,152,946	58,162
3/20/19	EUR	51,000,000	58,826,289	USD	58,600,326	58,600,326	225,963
3/20/19	GBP	32,400,000	41,456,859	USD	41,314,698	41,314,698	142,161
3/20/19	HUF	2,265,000,000	8,128,302	USD	8,043,673	8,043,673	84,629
3/20/19	IDR	32,725,000,000	2,255,898	USD	2,257,284	2,257,284	(1,386)
3/20/19	ILS	23,175,000	6,236,466	USD	6,227,422	6,227,422	9,044
3/20/19	INR	674,000,000	9,571,326	USD	9,391,676	9,391,676	179,650
3/20/19	JPY	7,902,000,000	72,562,465	USD	70,899,597	70,899,597	1,662,868
3/20/19	KRW	5,385,000,000	4,839,739	USD	4,820,244	4,820,244	19,495
3/20/19	MXN	599,400,000	30,124,541	USD	29,457,117	29,457,117	667,424
3/20/19	NOK	95,550,000	11,089,582	USD	11,197,027	11,197,027	(107,445)
3/20/19	NZD	36,000,000	24,196,896	USD	24,725,451	24,725,451	(528,555)
3/20/19	PHP	257,250,000	4,861,004	USD	4,858,763	4,858,763	2,241
3/20/19	PLN	28,875,000	7,730,353	USD	7,702,874	7,702,874	27,479
3/20/19	RUB	243,000,000	3,451,141	USD	3,603,690	3,603,690	(152,549)
3/20/19	SEK	258,900,000	29,398,862	USD	28,831,184	28,831,184	567,678
3/20/19	SGD	12,597,000	9,259,304	USD	9,211,882	9,211,882	47,422
3/20/19	TRY	13,050,000	2,364,208	USD	2,349,809	2,349,809	14,399
3/20/19	TWD	189,450,000	6,204,342	USD	6,201,035	6,201,035	3,307
3/20/19	USD	48,354,401	48,354,401	AUD	66,550,000	46,937,788	1,416,613
3/20/19	USD	2,929,056	2,929,056	BRL	11,350,000	2,911,269	17,787
3/20/19	USD	53,505,836	53,505,836	CAD	71,700,000	52,616,664	889,172
3/20/19	USD	15,147,926	15,147,926	CHF	14,900,000	15,273,013	(125,087)
3/20/19	USD	4,490,573	4,490,573	CLP	3,020,000,000	4,355,191	135,382
3/20/19	USD	7,106,064	7,106,064	CNH	48,800,000	7,103,619	2,445
3/20/19	USD	5,276,490	5,276,490	COP	16,980,000,000	5,208,846	67,644
3/20/19	USD	7,794,255	7,794,255	CZK	176,000,000	7,853,682	(59,427)
3/20/19	USD	48,937,482	48,937,482	EUR	42,650,000	49,194,926	(257,444)
3/20/19	USD	36,240,361	36,240,361	GBP	28,300,000	36,210,775	29,586
3/20/19	USD	1,222,870	1,222,870	HUF	345,000,000	1,238,086	(15,216)
3/20/19	USD	261,075	261,075	IDR	3,850,000,000	265,400	(4,325)
3/20/19	USD	4,227,087	4,227,087	ILS	15,825,000	4,258,558	(31,471)
3/20/19	USD	1,802,235	1,802,235	INR	129,000,000	1,831,901	(29,666)
3/20/19	USD	69,696,937	69,696,937	JPY	7,788,000,000	71,515,627	(1,818,690)
3/20/19	USD	5,994,924	5,994,924	KRW	6,645,000,000	5,972,157	22,767
3/20/19	USD	23,341,133	23,341,133	MXN	478,500,000	24,048,370	(707,237)
3/20/19	USD	42,263,585	42,263,585	NOK	358,200,000	41,572,874	690,711
3/20/19	USD	15,637,368	15,637,368	NZD	22,950,000	15,425,521	211,847
3/20/19	USD	777,271	777,271	PHP	41,250,000	779,461	(2,190)
3/20/19	USD	634,202	634,202	PLN	2,400,000	642,523	(8,321)
3/20/19	USD	5,028,319	5,028,319	RUB	342,000,000	4,857,161	171,158
3/20/19	USD	25,238,574	25,238,574	SEK	224,400,000	25,481,285	(242,711)
3/20/19	USD	6,999,539	6,999,539	SGD	9,537,000	7,010,080	(10,541)
3/20/19	USD	2,830,560	2,830,560	TRY	15,900,000	2,880,530	(49,970)
3/20/19	USD	12,384,883	12,384,883	TWD	375,750,000	12,305,524	79,359
3/20/19	USD	12,220,855	12,220,855	ZAR	173,000,000	11,910,123	310,732
3/20/19	ZAR	251,400,000	17,307,543	USD	17,458,653	17,458,653	(151,110)
Net Unrealized Appreciation on Forward Currency Contracts	$ 3,014,744

(b) UBS is the counterparty to all contracts.

FUTURES CONTRACTS
Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Futures Contracts
66	90-Day Bank Accepted Bills Future	Jun-19	$ 46,269,149	$ (3,386)
8	Amsterdam Exchanges Index Future	Jan-19	894,089	(8,966)
25	Brent Crude Future (c)	Apr-19	1,350,500	34,027
36	CAC 40 10 Euro Future	Jan-19	1,950,366	(676)
33	Coffee 'C' Future (c)	Mar-19	1,260,394	67,757
28	Copper Future (c)	Mar-19	1,841,700	42,807
467	Corn Future (c)	Mar-19	8,756,250	85,760
105	Cotton No. 2 Future (c)	Mar-19	3,790,500	299,583
33	Crude Oil Future (c)	Feb-19	1,498,530	116,050
2	E-mini Dow Future	Mar-19	232,680	(5,009)
10	E-Mini Russell 2000 Index Future	Mar-19	674,500	22,644
5	E-mini S&P MidCap 400 Future	Mar-19	831,100	17,429
113	Euro STOXX 50 Future	Mar-19	3,850,434	43,320
6	Feeder Cattle Future (c)	Mar-19	440,250	(4,068)
82	FTSE 100 Index Future	Mar-19	6,959,799	(6,322)
26	FTSE/JSE Top 40 Index Future	Mar-19	850,397	(26,947)
10	FTSE/MIB Index Future	Mar-19	1,042,977	22,259
6	Gasoline RBOB Future (c)	Feb-19	328,129	573
9	German Stock Index Future	Mar-19	2,722,691	37,478
10	Hang Seng Index Future	Jan-19	1,650,852	(22,782)
105	Hard Red Winter Wheat Future (c)	Mar-19	2,565,938	33,911
17	Lean Hogs Future (c)	Feb-19	414,630	15,310
177	London Metal Exchange Copper Future (c)	Mar-19	26,416,144	677,902
60	London Metal Exchange Nickel Future (c)	Mar-19	3,845,340	250,428
235	London Metal Exchange Primary Aluminum Future (c)	Mar-19	10,857,000	616,780
79	London Metal Exchange Zinc Future (c)	Mar-19	4,879,238	95,010
39	MSCI Taiwan Stock Index Future	Jan-19	1,401,660	(27,649)
18	Nikkei 225 Future	Mar-19	3,284,522	(2,174)
24	NY Harbor ULSD Future (c)	Feb-19	1,692,835	134,775
90	OMXS30 Index Future	Jan-19	1,430,026	24,726
18	Platinum Future (c)	Apr-19	117,270,673	(1,129)
52	SGX MSCI Singapore Index Future	Jan-19	1,303,672	(8,028)
111	Soybean Future (c)	Mar-19	4,967,250	152,719
201	Soybean Oil Future (c)	Mar-19	3,358,710	54,803
63	SPI 200 Index Future	Mar-19	6,169,097	(61,255)
344	Sugar No. 11 Future (c)	Mar-19	4,634,918	194,032
613	U.S. 10-Year Treasury Note Future	Mar-19	74,795,578	(449,777)
72	U.S. 5-Year Treasury Note Future	Mar-19	8,257,500	(37,181)
139	U.S. Treasury Long Bond Future	Mar-19	20,294,000	(207,953)
153	Wheat Future (c)	Mar-19	3,849,863	64,561
				2,231,342

Number of Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Futures Contracts
1,224	3-Month Euro (EURIBOR) Interest Rate Future	Mar-20	$ 351,371,120	$ 146,447
66	90-Day Eurodollar Future	Mar-20	16,078,425	3,494
1,380	90-Day Sterling Future	Mar-20	217,372,954	47,097
246	Australian 10-Year Treasury Bond Future	Mar-19	22,988,583	145,539
565	Australian 3-Year Treasury Bond Future	Mar-19	44,655,765	180,089
370	Bank Accept Future	Mar-19	66,231,138	87,544
20	Canadian 10-Year Government Bond Future	Mar-19	2,003,662	(288)
67	Cocoa Future (c)	Mar-19	1,618,720	79,548
22	E-mini S&P 500 Future	Mar-19	2,755,720	115,761
370	Euro-BOBL Future	Mar-19	56,178,920	96,792
24	Euro-BTP Italian Government Bond Future	Mar-19	3,514,797	99,434
194	Euro-Bund Future	Mar-19	36,350,966	89,014
21	Euro-BUXL 30-Year Bond Future	Mar-19	4,345,856	21,653
75	Euro-OAT Future	Mar-19	12,958,444	(11,569)
1,387	Euro-Schatz Future	Mar-19	177,890,191	91,581
17	Gold 100 oz. Future (c)	Feb-19	2,178,210	23,229
1	IBEX 35 Index Future	Jan-19	97,585	(2,167)
26	Japanese 10-Year Government Bond Future	Mar-19	36,170,613	6,334
6	Live Cattle Future (c)	Feb-19	297,300	(838)
146	London Metal Exchange Copper Future (c)	Mar-19	21,789,588	(692,130)
43	London Metal Exchange Nickel Future (c)	Mar-19	2,755,827	(110,426)
134	London Metal Exchange Primary Aluminum Future (c)	Mar-19	6,190,800	(406,726)
92	London Metal Exchange Zinc Future (c)	Mar-19	5,682,150	(124,433)
61	Long Gilt Future	Mar-19	9,576,540	(12,880)
7	Low Sulphur Gas Oil Future (c)	Feb-19	357,875	3,163
2	NASDAQ 100 E-mini Future	Mar-19	253,330	3,596
60	Natural Gas Future (c)	Feb-19	1,764,000	(475,495)
8	Palladium Future (c)	Mar-19	957,760	39,721
56	S&P/Toronto Stock Exchange 60 Index Future	Mar-19	7,033,226	(159,443)
16	Silver Future (c)	Mar-19	1,243,200	17,086
7	Soybean Meal Future (c)	Mar-19	216,930	(1,160)
3	Tokyo Price Index Future	Mar-19	408,786	(25,200)
595	U.S. 2-Year Treasury Note Future	Mar-19	126,325,938	245,667
15	U.S. Ultra Long Term Treasury Bond Future	Mar-19	2,409,844	16,223
				(463,743)

Net Unrealized Appreciation on Futures Contracts				$ 1,767,599

(c) Position held in wholly-owned subsidiary organized in the Cayman Islands, and consolidated for financial reporting purposes.

Consolidation of Subsidiary – The Consolidated Portfolio of Investments of the Equinox Campbell Strategy Fund (the “Fund”) includes the holdings of Equinox Campbell Strategy Fund Limited (the “Subsidiary”). The Subsidiary is a wholly-owned and controlled foreign corporation.

The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary as of December 31, 2018, were $4,163,586 which represented 4.49% of the Fund’s net assets.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Forward currency contracts and futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

It is the Fund’s policy to record transfers between levels at the end of the reporting period. There were no transfers between levels during the period. The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equinox Funds Trust

By /s/ Robert J. Enck
      Robert J. Enck, Principal Executive Officer

Date                    February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Enck
      Robert J. Enck, Principal Executive Officer

Date                    February 21, 2019

By /s/ Laura Latella
      Laura Latella, Principal Financial Officer

Date                    February 21, 2019